December 10, 2020

BNY MELLON INVESTMENT FUNDS II, INC.

– BNY Mellon Global Emerging Markets Fund

Supplement to Summary Prospectus and Prospectus

dated February 28, 2020

The following information supersedes and replaces the information contained in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser).  BNYM Investment Adviser has engaged its affiliate, Newton Investment Management Limited (Newton), to serve as the fund's sub-investment adviser.

Sophia Whitbread, CFA, Paul Birchenough and Ian Smith are the fund's primary portfolio managers.  Ms. Whitbread has held that position since the fund's inception in February 2014 and Messrs. Birchenough and Smith have held that position since December 2020. Each of the primary portfolio managers is an investment manager on the emerging markets equities team at Newton.

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The following information supersedes and replaces the fourth paragraph in the section "Fund Details – Management" in the prospectus:

Sophia Whitbread, CFA, Paul Birchenough and Ian Smith are the fund's primary portfolio managers.  Ms. Whitbread has held that position since the fund's inception in February 2014 and Messrs. Birchenough and Smith have held that position since December 2020.  Ms. Whitbread is an investment manager on the emerging markets equities team at Newton, where she was employed from 2005 to 2010 and rejoined in January 2011.  Mr. Birchenough is an  investment manager on the emerging markets equities team at Newton, where he has been employed since October 2020.  Prior to joining Newton, Mr. Birchenough was a global emerging market equity portfolio manager at AXA Investment Managers, where he had worked since April 2011.  Mr. Smith is an investment manager on the emerging markets equities team at Newton, where he has been employed since October 2020.  Prior to joining Newton, Mr. Smith was a global emerging market equity portfolio manager at AXA Investment Managers, where he had worked since February 2012.

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Effective on or about January 31, 2021, Ms. Whitbread will no longer be a primary portfolio manager of the fund.

December 10, 2020

BNY MELLON INVESTMENT FUNDS II, INC.

– BNY Mellon Global Emerging Markets Fund

Supplement to Current Statement of Additional Information

The following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of October 31, 2020.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed ($)	Other Pooled Investment Vehicles	Total Assets Managed ($)	Other Accounts	Total Assets Managed ($)
Paul Birchenough	None	N/A	None	N/A	None	N/A
Ian Smith	None	N/A	None	N/A	None	N/A

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Paul Birchenough	N/A	N/A	N/A
Ian Smith	N/A	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except as otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Paul Birchenough	BNY Mellon Global Emerging Markets Fund	None
Ian Smith	BNY Mellon Global Emerging Markets Fund	None

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